ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

May 26, 2022	Michelle Huynh
T +1 617 235 4614 michelle.huynh@ropesgray.com

BY EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	DoubleLine Funds Trust (File No. 811-22378)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of DoubleLine Funds Trust (the “Trust”) pursuant to (1) the Securities Act of 1933, as amended (the “Securities Act”), and Rule 485(a)(1) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), (3) Form N-1A, and (4) Regulation S-T is Post-Effective Amendment No. 87 to the Trust’s Registration Statement under the Securities Act and Amendment No. 97 to the Trust’s Registration Statement under the 1940 Act on Form N-1A (“Amendment No. 87/97”), including: (i) the Prospectus for DoubleLine Shiller Enhanced CAPE® (the “Fund”); (ii) the Statement of Additional Information for the Fund; and (iii) other information and the signature page. This amendment is being filed pursuant to Rule 485(a) because it amends information responsive to Items 5 and 17 of Form N-1A as needed to reflect that DoubleLine Alternatives LP is expected to become the investment adviser to the Fund and that DoubleLine Capital LP, currently the investment adviser to the Fund, is expected to become the sub-adviser to the Fund. The other series of the Trust may be offered through separate prospectuses or private placement memoranda and statements of additional information, and no information contained herein is intended to amend or supersede any prior filing relating to any other series of the Trust.

Amendment No. 87/97 is being filed in connection with the Trust’s annual update of its Registration Statement. It is intended that this Amendment No. 87/97 become effective on July 25, 2022 pursuant to paragraph (a)(1) of Rule 485 under the Securities Act.

Please direct any questions regarding this filing to me at (617) 235-4614. Thank you for your attention in this matter.

Sincerely,

/s/ Michelle Huynh
Michelle Huynh

cc:	Adam D. Rossetti

Carolyn Liu-Hartman

Timothy W. Diggins

Jeremy C. Smith